Document and Entity Information	Feb. 14, 2022
Cover [Abstract]
Amendment Flag	true
Amendment Description	On February 16, 2022, Equillium, Inc. (the “Company”) filed a Current Report on Form 8-K (the “Original Form 8-K) with the Securities and Exchange Commission to report its entry into an Agreement and Plan of Merger (the “Merger Agreement”), dated as of February 14, 2022, by and among the Company, Project JetFuel Merger Sub, Inc., a Delaware corporation and wholly owned subsidiary of the Company (“Merger Sub”), Bioniz Therapeutics, Inc., a Delaware corporation (“Bioniz”), and Kevin Green, solely in his capacity as representative of the securityholders of Bioniz. Pursuant to the terms and conditions of the Merger Agreement, Merger Sub merged with and into Bioniz (the “Merger”) whereupon the separate corporate existence of Merger Sub ceased, with Bioniz continuing as the surviving corporation of the Merger as a wholly-owned subsidiary of the Company.This Amendment No. 1 to Current Report on Form 8-K/A (this “Amendment”) amends the Original Form 8-K to include the financial information required under Item 9.01 of Form 8-K.
Entity Central Index Key	0001746466
Document Type	8-K/A
Document Period End Date	Feb. 14, 2022
Entity Registrant Name	Equillium, Inc.
Entity Incorporation State Country Code	DE
Entity File Number	001-38692
Entity Tax Identification Number	82-1554746
Entity Address, Address Line One	2223 Avenida de la Playa
Entity Address, Address Line Two	Suite 105
Entity Address, City or Town	La Jolla
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	92037
City Area Code	858
Local Phone Number	412-5302
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, par value $0.0001 per share
Trading Symbol	EQ
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Entity Ex Transition Period	false